Miller Convertible Bond Fund
FUND SUMMARY -- MILLER CONVERTIBLE BOND FUND
Investment Objective:
The Fund’s investment objective is to maximize total return while keeping volatility low and preserving principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 31 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Miller Convertible Bond Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none	none	none
Maximum Sales Charge (Load) on Reinvested Dividends and Other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Miller Convertible Bond Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.50%	1.00%	none
Other Expenses	[1]	0.24%	0.24%	0.27%
Acquired Fund Fees and Expenses	[2]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.51%	2.01%	1.04%
[1]	Other Expenses have been restated to reflect current shareholder servicing fees and/or processing fees.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or to the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Miller Convertible Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	720	1,025	1,351	2,273
Class C Shares	204	630	1,083	2,338
Class I Shares	106	331	574	1,271

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of the portfolio.

Principal Investment Strategies

The Fund’s advisor (“Wellesley”) seeks to maximize the Fund’s total return by investing in convertible bonds. Total return has two components, income and capital appreciation. Convertible bonds often provide interest income, as well as capital appreciation if the value of converting to the underlying equity increases over time. Wellesley also seeks to minimize volatility and preserve capital using various strategies, such as investing in convertible bonds that have “put” provisions, relatively short maturities, and/or a guarantee of principal by the issuer. Generally, the convertible bonds in the portfolio will have remaining maturities or put provisions of less than seven years.

Under normal conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowings for investment purposes) in convertible bonds (the “80% Policy”). The Fund’s 80% Policy is a non-fundamental policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders. The Fund defines convertible bonds as including synthetic convertible bonds.

Convertible bonds are generally obligations of a company that can be converted into a predetermined number of shares of common stock of the company issuing the security. Convertible bonds generally offer both defensive characteristics (i.e., provide income during periods when the market price of the underlying common stock declines) and upside potential (i.e., may provide capital appreciation when the market price of the underlying common stock rises). The Fund is not restricted with respect to the credit quality of its holdings and invests in some convertible bonds that are rated less than investment grade or determined to be of comparable credit quality by Wellesley. Synthetic convertible bonds are financial instruments created by combining two or more separate securities that, in total, have returns that are similar to a convertible bond. Synthetic convertible bonds may be created by investment banks, brokerage firms or the Fund. They may include structured equity linked products (“SELPs”) and index-linked and equity-linked convertible structured notes. There is no limit on the portion of the Fund’s portfolio that will be allocated among convertible bonds and synthetic convertibles. The Fund may invest in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933.

Wellesley will purchase a convertible bond when it believes there is a high probability that the principal amount of the fixed-income component of the investment will be repaid upon put or maturity and the conversion component offers potential upside. Wellesley attempts to identify convertible bonds that are trading at attractive valuations relative to Wellesley’s evaluation of the issuer’s creditworthiness. Wellesley’s investment process includes the use of both quantitative and fundamental research on each underlying company to analyze credit quality and the specific terms of each offering. In general, Wellesley sells securities when an issuer’s credit quality deteriorates, the conversion feature of a security is no longer a likely source of capital appreciation, to increase diversification, or when Wellesley believes more attractive investments are available.

Principal Investment Risks

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. Therefore, before you invest in this Fund you should carefully evaluate the risks. The price of Fund shares will increase and decrease according to changes in the value of the Fund’s investments. The other principal risks of investing in the Fund are:

• Allocation Risk: Since the Fund may invest a significant amount of its assets in a particular industry, market or sector, the value of its shares may be more susceptible to adverse changes within that market or sector than a fund that does not focus its investments.

• Convertible Bond Risk: Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible bonds that are rated below investment grade are subject to the risks associated with high-yield investments.

• Debt Securities Risk: The market value of debt securities tends to decline as interest rates increase and tends to increase as interest rates decline. An issuer of a debt security may not be able to make principal and interest payments on the security as they become due. Debt securities may also be subject to prepayment or redemption risk, which tends to increase when the coupon or interest payment is greater than prevailing interest rates.

• Equities Securities Risk: The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time.

• High Yield Risk: Lower-quality securities, such as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These securities offer the potential for higher return, but also involve greater risk than securities of higher quality, including an increased possibility that the issuer, obligor or guarantor may not be able to make its payments of interest and principal. Lower credit quality high yield securities are especially sensitive to adverse economic and competitive industry conditions and may have significant default rates and price volatility.

• Synthetic Convertible Bond Risk: The value of a synthetic convertible bond may respond differently to market fluctuations than a convertible bond because a synthetic convertible is composed of two or more separate securities, each with its own market value.

• Active Management Risk: Wellesley’s objective judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that Wellesley’s investment strategy will produce the desired results.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. For a more complete discussion of risk, please turn to page 24.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown. The performance table compares the performance of the Fund’s Class A shares over time to the performance of two broad-based market indices: the Barclays U.S. Aggregate Bond Index and the Standard & Poor’s 500® Index. The Standard & Poor’s 500® Index and Barclays U.S. Aggregate Bond Index replaced the Merrill Lynch All Convertible and Mandatory Index as the Fund’s primary benchmark in 2013 as a more appropriate broad-based index against which to compare the Fund’s performance over a full market cycle. The Standard & Poor’s 500® Index is an additional broad-based index against which the Fund compares its performance over the full market cycle. The sales charge is reflected in the table, and if it was not included, the return would be more than that shown. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Class A Shares Annual Total Return for the Years Ended December 31,

During the period shown in the bar chart, the highest return for a quarter was 12.46% during the quarter ended September 30, 2009, and the lowest return for a quarter was -11.76% during the quarter ended September 30, 2011.

Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Total Returns Miller Convertible Bond Fund		Label	One Year	Five Years	Since Inception		Inception Date
Class A Shares		Return before taxes	13.49%	12.20%	6.06%	[1]	Dec. 27, 2007
Class A Shares After Taxes on Distributions			11.11%	10.90%	4.97%	[1]
Class A Shares After Taxes on Distributions and Sales			8.33%	9.28%	4.37%	[1]
Class C Shares		Return before taxes	19.88%		9.25%	[1]	Dec. 01, 2009
Class I Shares		Return before taxes	21.02%	14.13%	7.72%	[1]	Dec. 27, 2007
Barclays U.S. Aggregate Bond Index	[2][3]		(2.02%)	4.44%	4.71%
S&P 500 Index	[3][4]		32.39%	17.94%	6.31%
Merrill Lynch All Convertible and Mandatory Index	[3][5]		25.01%	18.83%	7.91%
[1]	The inception date of Class A and Class I shares is December 27, 2007. The inception date of Class C shares is December 1, 2009.
[2]	The Barclays U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated, fixed-rate, taxable, investment grade fixed-income securities with remaining maturities of one year and longer. The Index includes Treasury, government, corporate, mortgage-backed, commercial mortgage-backed and asset-backed securities.
[3]	Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.
[4]	The S&P 500 Index is an unmanaged index composed of 500 common stocks, classified in eleven industry sectors, which represent approximately 75% of the U.S. equities market. The S&P 500 Index assigns relative values to the stocks included in the index, weighted according to each stock's total market value relative to the total market value of the other stocks included in the index.
[5]	Merrill Lynch All Convertible Mandatory Index measures the performance of convertible securities of all corporate sectors with a par amount of $25 million or more and a maturity of at least one year and excludes preferred equity redemption stocks and converted securities.

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares and will vary for other classes of the Fund’s shares.

Miller Convertible Plus Fund
FUND SUMMARY -- MILLER CONVERTIBLE PLUS FUND
Investment Objective:
The Fund’s investment objective is to maximize total return through the use of leverage, while preserving principal over full market cycles.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 31 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Miller Convertible Plus Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none	none	none
Maximum Sales Charge (Load) on Reinvested Dividends and Other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Miller Convertible Plus Fund		Class A	Class C	Class I
Management Fees	[1]	2.73%	2.73%	2.73%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[2]	0.50%	0.50%	0.50%
Acquired Fund Fees and Expenses	[2][3]	0.01%	0.01%	0.01%
Leverage Expenses	[2]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		3.50%	4.25%	3.25%
Less: Advisory Fee Waiver and Reimbursement	[4]	(0.28%)	(0.28%)	(0.28%)
Net Expenses (as a percentage of Assets)		3.22%	3.97%	2.97%
[1]	The Fund's Investment Advisory Agreement provides for an advisory fee to accrue at an annualized base rate of 1.95% of the Fund's average daily "managed assets," which equal its total assets including assets attributable to borrowings, minus accrued liabilities other than borrowings ("Managed Assets"). The "Management Fee" recorded in the above table shows the advisory fee as a percentage of the Fund's average daily net assets, not Managed Assets, and assumes the Fund maintains borrowings for investment purposes of approximately 40% of the Fund's net assets. Because Managed Assets are greater than net assets, the percentage rate recorded in the table is greater than the contractual percentage rate in the Fund's Investment Advisory Agreement.
[2]	These expenses are estimated for the current fiscal year.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or to the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.
[4]	Wellesley has contractually agreed to waive its advisory fee and/or reimburse expenses of the Fund to the extent necessary to limit the Total Annual Fund Operating Expenses (subject to the following exclusions) of each class to a specified percentage of such class' average daily net assets. Pursuant to an expense limitation agreement, the Total Annual Fund Operating Expenses (subject to the following exclusions) will be limited to the annualized rate of 3.20%, 3.95% and 2.95% of the average daily net assets attributable to Class A, Class C and Class I, respectively (the "Expense Limitation"). The Expense Limitation will exclude (not limit) interest on borrowings, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, and extraordinary expenses not incurred in the ordinary course of the Fund's business (e.g., litigation, indemnification). The expense limitation agreement provides that Wellesley may recoup from a class any amount reimbursed if such class' Total Annual Fund Operating Expenses fall below the Expense Limitation during the 36 month period following such waiver or reimbursement, provided the Fund is able to effect recoupment while remaining in compliance with applicable Expense Limitations. This expense limitation agreement may be terminated before February 1, 2016 only with the approval of the Fund's board of trustees (the "Board").

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Miller Convertible Plus Fund (USD $)	1 Year	3 Years
Class A	881	1,563
Class C	399	1,264
Class I	300	975

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund’s advisor (“Wellesley”) seeks to maximize the Fund’s return and preserve principal by investing in a leveraged portfolio consisting primarily of convertible bonds. Return may consist of two components, income and capital appreciation. Convertible bonds often provide interest income, as well as capital appreciation if the value of converting to the underlying equity increases over time. Wellesley seeks to minimize volatility and preserve capital using various strategies, such as investing in convertible bonds that have “put” provisions, relatively short maturities, and/or a guarantee of principal by the issuer.

However, the Fund may invest in securities without principal protection and employs substantial leverage, primarily in the form of borrowing, to increase the potential gain from attractive securities selection. Such borrowing can benefit the Fund if the net rate of return on its investments purchased with the proceeds of the loan exceeds the interest or fees payable thereon. The Fund currently anticipates using indebtedness in an amount up to approximately 331/3% of the Fund’s total assets (including borrowing proceeds) to leverage the Fund’s portfolio.

Under normal conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowings for investment purposes) in convertible bonds (the “80% Policy”). The Fund’s 80% investment policy is a non-fundamental policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders. The Fund defines convertible bonds as including synthetic convertible bonds.

Convertible bonds are generally obligations of a company that can be converted into a predetermined number of shares of common stock of the company issuing the security. Convertible bonds offer both defensive characteristics (i.e., provide income during periods when the market price of the underlying common stock declines) and upside potential (i.e., may provide capital appreciation when the market price of the underlying common stock rises). The Fund is not restricted with respect to the credit quality of its holdings and invests in some convertible bonds that are rated less than investment grade or determined to be of comparable credit quality by Wellesley (commonly called “high yield” or “junk” bonds). Wellesley may pair convertible bonds with put and call options as necessary to seek principal protection in its long positions. Wellesley will also invest in other instruments it believes have the characteristics of convertible bonds such as synthetic convertible bonds which are financial instruments created by combining two or more separate securities or derivatives that, in total, have returns that are similar to a convertible bond. Synthetic convertible bonds may be created by investment banks, brokerage firms or the Fund. They may include structured equity linked products (“SELPs”) and index-linked and equity-linked convertible structured notes, which may include a guarantee feature to guarantee return of the original issue price. There is no limit on the portion of the Fund’s portfolio that will be allocated among convertible bonds, synthetic convertibles and other similar investments. The Fund expects that the average duration of its portfolio of convertible securities will range from two to ten years, but there are no restrictions on the maximum or minimum maturity of any individual security and Wellesley has broad discretion to adjust duration depending on its outlook for factors such as interests rates. The Fund may invest in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933.

Wellesley will purchase a convertible bond when it believes there is a high probability that the principal amount of the fixed-income component of the investment will be repaid upon put or maturity and the conversion component offers potential upside. Wellesley attempts to identify convertible bonds that are trading at attractive valuations relative to Wellesley’s evaluation of the issuer’s creditworthiness. Wellesley’s investment process includes the use of both quantitative and fundamental research on each underlying company to analyze credit quality and the specific terms of each offering. In general, Wellesley sells securities when an issuer’s credit quality deteriorates, the conversion feature of a security is no longer a likely source of capital appreciation, to increase diversification, or when Wellesley believes more attractive investments are available.

Principal Investment Risks

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. Therefore, before you invest in this Fund you should carefully evaluate the risks. The price of Fund shares will increase and decrease according to changes in the value of the Fund’s investments. The other principal risks of investing in the Fund are:

• Allocation Risk: Since the Fund may invest a significant amount of its assets in a particular industry, market or sector, the value of its shares may be more susceptible to adverse changes within that market or sector than a fund that does not focus its investments.

• Convertible Bond Risk: Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible bonds that are rated below investment grade are subject to the risks associated with high-yield investments.

• Debt Securities Risk: The market value of debt securities tends to decline as interest rates increase and tends to increase as interest rates decline. An issuer of a debt security may not be able to make principal and interest payments on the security as they become due. Debt securities may also be subject to prepayment or redemption risk, which tends to increase when the coupon or interest payment is greater than prevailing interest rates.

• Equities Securities Risk: The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time.

• High Yield Risk: Lower-quality securities, such as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These securities offer the potential for higher return, but also involve greater risk than securities of higher quality, including an increased possibility that the issuer, obligor or guarantor may not be able to make its payments of interest and principal. Lower credit quality high yield securities are especially sensitive to adverse economic and competitive industry conditions and may have significant default rates and price volatility.

• Leverage Risk: The use of leverage through activities such as borrowing or purchasing derivatives can magnify the effects of changes in the value of the Fund and make the Fund’s share price more volatile and sensitive to market movements. During periods in which the Fund is using leverage, which will be a majority of the time, the fees received by Wellesley will be higher than if the Fund did not use leverage because the fees paid will be calculated based on the Fund’s Managed Assets, which include assets attributable to leverage. Because leverage increases the fees payable to the adviser, Wellesley has an incentive to increase the Fund’s use of leverage.

• Synthetic Convertible Bond Risk: The value of a synthetic convertible bond may respond differently to market fluctuations than a convertible bond because a synthetic convertible is composed of two or more separate securities, each with its own market value.

• Active Management Risk: Wellesley’s objective judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that Wellesley’s investment strategy will produce the desired results.

• Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. For a more complete discussion of risk, please turn to page 24.

Performance:

The Fund has not commenced operations, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return and comparing the Fund’s performance to a broad measure of market performance.

Miller Intermediate Bond Fund
FUND SUMMARY -- MILLER INTERMEDIATE BOND FUND
Investment Objective:
The Fund’s investment objective is to preserve principal over full market cycles and, secondarily, to maximize total return while keeping volatility low.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 31 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Miller Intermediate Bond Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none	none	none
Maximum Sales Charge (Load) on Reinvested Dividends and Other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Miller Intermediate Bond Fund		Class A	Class C	Class I
Management Fees		0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.50%	0.50%	0.50%
Acquired Fund Fees and Expenses	[1][2]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.71%	2.46%	1.46%
Less: Advisory Fee Waiver and Reimbursement	[3]	(0.20%)	(0.20%)	(0.20%)
Net Expenses (as a percentage of Assets)		1.51%	2.26%	1.26%
[1]	These expenses are estimated for the current fiscal year.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or to the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.
[3]	Wellesley has contractually agreed to waive its advisory fee and/or reimburse expenses of the Fund to the extent necessary to limit the Total Annual Fund Operating Expenses (subject to the following exclusions) of each class to a specified percentage of such class' average daily net assets. Pursuant to an expense limitation agreement, the Total Annual Fund Operating Expenses (subject to the following exclusions) will be limited to the annualized rate of 1.50%, 2.25% and 1.25% of the average daily net assets attributable to Class A, Class C and Class I, respectively (the "Expense Limitation"). The Expense Limitation will exclude (not limit) interest on borrowings, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, and extraordinary expenses not incurred in the ordinary course of the Fund's business (e.g., litigation, indemnification). The expense limitation agreement provides that Wellesley may recoup from a class any amount reimbursed if such class' Total Annual Fund Operating Expenses fall below the Expense Limitation during the 36 month period following such waiver or reimbursement, provided the Fund is able to effect recoupment while remaining in compliance with applicable Expense Limitations. This expense limitation agreement may be terminated before February 1, 2016 only with the approval of the Fund's board of trustees (the "Board").

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Miller Intermediate Bond Fund (USD $)	1 Year	3 Years
Class A	720	1,064
Class C	229	747
Class I	128	442

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund’s advisor (“Wellesley”) seeks to maximize total return by investing in a portfolio consisting primarily of bonds. The Fund defines bonds as including corporate bonds, notes and debentures, convertible and synthetic convertible bonds, government securities, mortgage and other asset-backed securities, and other securities that Wellesley believes have bond-like characteristics, including hybrids and synthetic securities.

Under normal conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowings for investment purposes) in a portfolio of bonds with a dollar-weighted average maturity of between three and ten years (the “80% Policy”). The Fund’s 80% investment policy is a non-fundamental policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders. The Fund expects that, at the time of purchase, most securities will have remaining maturities or put provisions of three to ten years, but there are no restrictions on the maximum or minimum maturity of any individual security that the Fund may purchase. The Fund is not restricted with respect to the credit quality of its holdings and invests in some bonds that are rated less than investment grade or determined to be of comparable credit quality by Wellesley.

The bonds in which the Fund invests generally provide for repayment of principal in full at maturity of the security and may pay a fixed or variable rate of interest. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Most convertible bonds are obligations of a company that can be converted into a predetermined number of shares of common stock of the company issuing the security. Convertible bonds generally offer both defensive characteristics (i.e., provide income during periods when the market price of the underlying common stock declines) and upside potential (i.e., may provide capital appreciation when the market price of the underlying common stock rises). Synthetic convertible bonds are financial instruments created by combining two or more separate securities that, in total, have returns that are similar to a convertible bond. Synthetic convertible bonds may be created by investment banks, brokerage firms or the Fund. They may include structured equity linked products (“SELPs”) and index-linked and equity-linked convertible structured notes. There is no limit on the portion of the Fund’s portfolio that will be allocated among convertible bonds, synthetic convertibles and other types of bonds. The Fund may invest in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933.

Wellesley will purchase a bond when it believes there is a high probability that the principal amount of the investment will be repaid upon put or maturity and, in the case of a convertible bond, that the conversion component offers potential upside. Wellesley attempts to identify bonds that are trading at attractive valuations relative to Wellesley’s evaluation of the issuer’s creditworthiness. Wellesley’s investment process includes the use of both quantitative and fundamental research on each underlying company to analyze credit quality and the specific terms of each offering. In general, Wellesley sells securities when an issuer’s credit quality deteriorates, the conversion feature of a convertible security is no longer a likely source of capital appreciation, to increase diversification, or when Wellesley believes more attractive investments are available.

Principal Investment Risks

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. Therefore, before you invest in this Fund you should carefully evaluate the risks. The price of Fund shares will increase and decrease according to changes in the value of the Fund’s investments. The other principal risks of investing in the Fund are:

• Allocation Risk: Since the Fund may invest a significant amount of its assets in a particular industry, market or sector, the value of its shares may be more susceptible to adverse changes within that market or sector than a fund that does not focus its investments.

• Convertible Bond Risk: Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible bonds that are rated below investment grade are subject to the risks associated with high-yield investments.

• Debt Securities Risk: The market value of debt securities tends to decline as interest rates increase and tends to increase as interest rates decline. An issuer of a debt security may not be able to make principal and interest payments on the security as they become due. Debt securities may also be subject to prepayment or redemption risk, which tends to increase when the coupon or interest payment is greater than prevailing interest rates.

• High Yield Risk: Lower-quality securities, such as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These securities offer the potential for higher return, but also involve greater risk than securities of higher quality, including an increased possibility that the issuer, obligor or guarantor may not be able to make its payments of interest and principal. Lower credit quality high yield securities are especially sensitive to adverse economic and competitive industry conditions and may have significant default rates and price volatility.

• Synthetic Convertible Bond Risk: The value of a synthetic convertible bond may respond differently to market fluctuations than a convertible bond because a synthetic convertible is composed of two or more separate securities, each with its own market value.

• Active Management Risk: Wellesley’s objective judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that Wellesley’s investment strategy will produce the desired results.

• Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. For a more complete discussion of risk, please turn to page 24.

Performance:

The Fund has not commenced operations, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return and comparing the Fund’s performance to a broad measure of market performance.